EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Earnings Per Share, Basic and Diluted
Basic and diluted weighted average shares outstanding and earnings per share were as follows (in thousands, except share and per share data):

	Successor	Predecessor
	November 9, 2021 Through December 31, 2021	January 1, 2021 Through November 8, 2021	Year Ended December 31,
			2020	2019
Net (loss) income	$(680,457)	$20,629	$24,249	$(42,037)
Basic and diluted (loss) earnings per share	$(4.33)	$0.39	$0.46	$(0.79)
Weighted-average shares outstanding:
Basic and diluted	157,158,579	53,045,510	53,045,510	53,045,510